Borrowings - Schedule of Principal Repayment (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Repayment Amount [Abstract]
Remainder of 2026	$ 74
2027	146
2028	8,441
Total	$ 8,661